Related Party Transactions (Details) - Schedule of transactions with related parties - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Sales to related parties		$ 1,564,748	$ 1,163,752	$ 4,069,242
Purchase from related parties		3,345	2,005	427
Beijing Huatu [Member]
Related Party Transaction [Line Items]
Sales to related parties		1,485,054	1,163,752	2,110,589
Shanghai Saimeite [Member]
Related Party Transaction [Line Items]
Sales to related parties		79,694
Beijing Xiaodu [Member]
Related Party Transaction [Line Items]
Sales to related parties				1,622,267
Nanjing Shilian [Member]
Related Party Transaction [Line Items]
Sales to related parties				336,386
Jinan Zhongshi Huiyun [Member]
Related Party Transaction [Line Items]
Purchase from related parties		3,345
Beijing Deran [Member]
Related Party Transaction [Line Items]
Purchase from related parties			2,005
Wuhan BaiJiaShiLian [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]			$ 427

[1]	The Company acquired Wuhan BaiJiaShiLian in September 2021. Before the acquisition, Wuhan BaiJiaShiLian was a subsidiary of Jinan Zhongshi Huiyun.